SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2022 USD ($)	Dec. 31, 2018 USD ($)
Loss Contingencies [Line Items]
Allowance for doubtful accounts	$ 2,000,000	$ 100,000
Capitalized software development costs	7,400,000	5,000,000	$ 3,000,000
Amortization expense on internally developed software	2,400,000	800,000	300,000
Internally developed software, net	12,475,000	7,416,000
Amortization	100,000	100,000	100,000
Revenue, remaining performance obligation, amount	30,200,000
Contract liabilities (deferred revenue)	30,206,000	15,522,000
Deferred revenue, revenue recognized	4,200,000	1,800,000	300,000
Advertising expense	2,500,000	400,000	800,000
Impairment of long-lived asset, held-for-use	0	0
Revenue	$ 41,360,000	18,061,000	14,887,000
Capitalized contract cost, amortization period	10 years
Number of operating segments | segment	1
Number of reportable segments | segment	1
Stockholders’ equity (deficit)	$ 377,556,000	(154,277,000)	(90,469,000)		$ (44,252,000)
Accumulated Deficit
Loss Contingencies [Line Items]
Stockholders’ equity (deficit)	(328,506,000)	(162,187,000)	(96,193,000)		$ (45,967,000)
North America
Loss Contingencies [Line Items]
Revenue	41,400,000	18,100,000	14,900,000
Accounts Receivable | Customer Concentration Risk | One Customer
Loss Contingencies [Line Items]
Accounts receivable, gross	$ 3,000,000	$ 1,500,000
Concentration risk, percentage	12.00%	15.00%
Revenue Benchmark | Customer Concentration Risk | One Customer
Loss Contingencies [Line Items]
Concentration risk, percentage	12.00%	11.00%
Revenue	$ 4,900,000	$ 1,900,000
Minimum
Loss Contingencies [Line Items]
Deferred revenue, invoice in advance period	2 years
Minimum | Cumulative Effect, Period of Adoption, Adjustment | Accumulated Deficit | Forecast
Loss Contingencies [Line Items]
Stockholders’ equity (deficit)				$ 500,000
Minimum | Software Development
Loss Contingencies [Line Items]
Finite-lived intangible asset, useful life	3 years
Median
Loss Contingencies [Line Items]
Deferred revenue, invoice in advance period	5 years
Maximum
Loss Contingencies [Line Items]
Deferred revenue, invoice in advance period	10 years
Maximum | Cumulative Effect, Period of Adoption, Adjustment | Accumulated Deficit | Forecast
Loss Contingencies [Line Items]
Stockholders’ equity (deficit)				$ 1,000,000
Maximum | Software Development
Loss Contingencies [Line Items]
Finite-lived intangible asset, useful life	5 years
Hardware and other related revenue
Loss Contingencies [Line Items]
Allowance for doubtful accounts	$ 600,000	$ 1,800,000	$ 1,500,000
Reserve for returns of defective products, percentage	1.00%	2.00%	2.00%
Reserve for returns of defective products	$ (100,000)	$ 100,000	$ 600,000
Revenue	$ 33,135,000	14,264,000	13,501,000
Hardware Device, Electrical Components
Loss Contingencies [Line Items]
Standard product warranty, return period	1 year
Hardware Device, Mechanical Components
Loss Contingencies [Line Items]
Standard product warranty, return period	5 years
Software revenue
Loss Contingencies [Line Items]
Interest expense	$ 3,100,000	1,500,000	400,000
Revenue	$ 8,225,000	3,797,000	1,386,000
Software revenue | Minimum
Loss Contingencies [Line Items]
Revenue recognition, customer contract period	2 years
Software revenue | Median
Loss Contingencies [Line Items]
Revenue recognition, customer contract period	5 years
Software revenue | Maximum
Loss Contingencies [Line Items]
Revenue recognition, customer contract period	10 years
Professional Services Revenue
Loss Contingencies [Line Items]
Revenue	$ 1,900,000	$ 0	$ 0